COMMITMENTS (Details Narrative) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2019
IfrsStatementLineItems [Line Items]
Lease liabilities	¥ 485,000	¥ 46,729,000	¥ 19,380,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	¥ 33,325,000